Intangibles (Schedule) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Cost	$ 530,807	$ 576,020
Accumulated Amortization	310,729	288,173
Net book value	220,078	287,847
Additions	1,000	80,833
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	235,369	249,308
Accumulated Amortization	160,847	150,337
Net book value	74,522	98,971
Additions	74	23,675
Weighted average amortization period of additions	5 years 0 months 0 days	3 years 9 months 29 days
Adjustments to fair value of intangibles acquired in prior periods	0	572
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	243,961	247,553
Accumulated Amortization	131,112	104,833
Net book value	112,849	142,720
Additions	1,241	42,221
Weighted average amortization period of additions	7 years 5 months 30 days	6 years 7 months 6 days
Adjustments to fair value of intangibles acquired in prior periods	0	531
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	11,171	31,602
Accumulated Amortization	4,919	20,932
Net book value	6,252	10,670
Additions	(315)	6,990
Weighted average amortization period of additions	3 years 5 months 30 days	4 years 6 months 14 days
Adjustments to fair value of intangibles acquired in prior periods	(400)	0
Transfer Station Permits [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	27,708	34,415
Accumulated Amortization	6,973	6,837
Net book value	20,735	27,578
Additions	0	5,570
Weighted average amortization period of additions	0 years 0 months 0 days	20 years 0 months 0 days
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	12,598	13,142
Accumulated Amortization	6,878	5,234
Net book value	5,720	7,908
Additions	$ 0	$ 2,377
Weighted average amortization period of additions	0 years 0 months 0 days	3 years 8 months 1 day